Derivative Liability - Additional Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($) shares
Derivative Instruments, Gain (Loss) [Line Items]
Restricted cash	$ 11,420
Fair value of shares	1,356
Derivative Liability	$ 10,065
FEF Shares [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate number of shares transferred to escrow account | shares	1,100,000
Restricted cash	$ 11,400
Derivative Liability	10,000
FEF Shares [Member] | Common Class A [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of shares	$ 1,400